High Yield Fund

Summary Prospectus  December 18, 2015

Class	A	I	Y
Ticker	DHHAX	DHHIX	DHHYX

Before you invest, you may want to review the fund’s Prospectus, which contains information about the fund and its risks. The fund’s Prospectus and Statement of Additional Information, both dated December 18, 2015, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the fund’s Prospectus and other information about the fund, go to http://www.diamond-hill.com/documents/mutual-funds/, email a request to info@diamond-hill.com, call 888-226-5595, or ask any financial advisor, bank, or broker-dealer who offers shares of the fund.

Investment Objective

The investment objective of the Diamond Hill High Yield Fund is high current income with the opportunity for capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 11 of the fund’s prospectus and the Shares of the Funds section on page 27 of the fund’s statement of additional information.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	3.50%	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class I	Class Y
Management fees	0.50%	0.50%	0.50%
Distribution (12b-1) fees	0.25%	None	None
Other expenses	0.24%	0.20%	0.10%
Total annual fund operating expenses	0.99%	0.70%	0.60%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years
Class A	Sold or Held	$447	$654
Class I	Sold or Held	72	224
Class Y	Sold or Held	61	192

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.

Principal Investment Strategy

Under normal market conditions, the fund intends to provide exposure to high yield securities by investing at least 80% of its net assets in a diversified portfolio of corporate debt securities that are rated at the time of purchase below investment grade or are unrated. These investments are also known as “junk bonds,” “high yield bonds,” and “non-investment grade bonds,” and may include so called “distressed debt.” Such securities may be public or privately placed U.S. dollar denominated debt securities issued by U.S. and foreign companies of any size, which Diamond Hill Capital Management, Inc. (the “Adviser”) believes represent an attractive investment opportunity. The fund also may invest in other securities including investment grade securities.

While not a part of the fund’s principal investment stratesy of investing in corporate bonds, the fund may invest in other debt securities such as trust preferred securities, convertible securities, preferred stock, equity securities, U.S. Government and Agency securities, and mortgage or asset-backed securities. In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed-income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for current income and/or capital appreciation in relation to the risk borne.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

High Yield Securities Risk  The fund will purchase fixed income securities rated below the investment grade category.

DIAMOND HILL FUNDS	|	SUMMARY PROSPECTUS	|	DECEMBER 18, 2015	|	DIAMOND-HILL.COM

Diamond Hill High Yield Fund Summary	As of December 18, 2015

Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Fixed Income Risk  The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund’s investments decreases. Interest rates in the U.S. recently have been near or at historically low levels. Consequently, the risk associated with rising interest rates is heightened at this time.

Inflation Risk  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the fund.

Credit Risk  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by a fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.

Foreign and Emerging Markets Risk  The fund may invest in non U.S. securities and U.S. securities of companies domiciled in foreign (non-U.S.) countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investments, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.

Performance

No performance information is presented for the fund at this time, as the fund has not yet commenced operations and does not have a full calendar year of performance. In the future, performance information will be presented in this section of the prospectus. This information will give some indication of the risks of investing in the fund by comparing the fund’s investment returns with a broad measure of market performance. The fund intends to compare its performance to the Bank of America ML US High Yield Index (the “BofA Index”). The BofA Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

In the future, the quoted performance for the fund will reflect the performance of the Diamond Hill High Yield Fund, LP (the “High Yield Partnership”), a private fund managed with full investment authority by the fund’s Adviser prior to the establishment of the fund on December 18, 2015. The assets of the High Yield Partnership will be converted into the assets of the fund upon the establishment of the fund. The fund is managed in all material respects in a manner equivalent to the management of the High Yield Partnership. The fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the predecessor, and the fund was created for reasons entirely unrelated to the establishment of a performance record. The performance of the High Yield Partnership will be restated to reflect the net expenses of the fund for its initial years of investment operations. The High Yield Partnership is not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore not subject to certain investment restrictions imposed by the 1940 Act. If the High Yield Partnership had been registered under the 1940 Act, its performance may have been adversely affected. Performance of the fund will be measured from December 4, 2014, the inception of the High Yield Partnership. The High Yield Partnership’s past performance is not necessarily an indication of how the fund will perform in the future both before and after taxes. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

Portfolio Managers

William Zox

Portfolio Manager of the High Yield Partnership since 12/2014

John McClain

Portfolio Manager of the High Yield Partnership since 12/2014

Suken Patel

Assistant Portfolio Manager

Since 12/2015

DIAMOND HILL FUNDS	|	SUMMARY PROSPECTUS	|	DECEMBER 18, 2015	|	DIAMOND-HILL.COM

Diamond Hill High Yield Fund Summary	As of December 18, 2015

Buying and Selling Fund Shares

Minimum Initial Investment

Class A and I:  $2,500

Class Y:  $500,000

To Place Orders	Mail: Diamond Hill High Yield Fund P.O. Box 183179 Columbus, OH 43218-3179 Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You also may buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker - Dealers and Other Financial Intermediaries

If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

DIAMOND HILL FUNDS	|	SUMMARY PROSPECTUS	|	DECEMBER 18, 2015	|	DIAMOND-HILL.COM

325 John H. McConnell Blvd, Suite 200

Columbus, OH 43215

SUM-HY-123115

DIAMOND HILL FUNDS	|	SUMMARY PROSPECTUS	|	DECEMBER 18, 2015	|	DIAMOND-HILL.COM